Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 334,352
2022	422,609
2023	111,427
2024	240,151
2025	45,451
Thereafter	3,380,045
Total, including adjustment	$ 4,534,035